Accounts Receivable Securitization Programs - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) Subsidiary Bank	Dec. 31, 2012 USD ($)	Sep. 30, 2013 U.S. Accounts Receivable Securitization Program [Member]	Dec. 31, 2013 U.S. Accounts Receivable Securitization Program [Member] USD ($) Bank	Dec. 31, 2012 U.S. Accounts Receivable Securitization Program [Member] USD ($)	Jun. 30, 2013 European Accounts Receivable Securitization And Purchase Program [Member] Subsidiary	Dec. 31, 2013 European Accounts Receivable Securitization And Purchase Program [Member] USD ($) Subsidiary Bank	Dec. 31, 2013 European Accounts Receivable Securitization And Purchase Program [Member] EUR (€) Subsidiary Bank	Dec. 31, 2012 European Accounts Receivable Securitization And Purchase Program [Member] USD ($)
Servicing Assets at Fair Value [Line Items]
Number of banks involved in sale of fractional ownership interest of accounts receivable	2			2			2	2
Maximum purchase limit for receivable interests under accounts receivable securitization program				$ 125			$ 131	€ 95
Level of eligible assets available under accounts receivable securitization program				Less than $125 million
Amount available for accounts receivable securitization program	209.0	112.0		94.0			115.0	84.0
Accounts receivable expiration date			2014-09				2015-02	2015-02
Number of wholly-owned subsidiaries	3					2	2	2
Amount outstanding under accounts receivable securitization program				$ 0	$ 0		$ 0		$ 0